Property, plant and equipment (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
As of January	$ 917,913,428		$ 904,104,722
Additions	123,230,196		118,850,131
Additions of historic cost by business combination	29,736,202
Additions of acumulated depreciation by business combination	(13,842,273)
Transfers	0		0
Increase (decrease) through net exchange differences, property, plant and equipment	25,425,947		15,844,619
Capitalized interests	609,921		1,042,045
Depreciation, property, plant and equipment	(90,200,510)		(89,224,517)
Others increase (decreased)	84,859,965	[1]	(329,937)
Increase (decrease) through other changes, property, plant and equipment	84,859,965	[1]	(329,937)
Changes	103,353,203		13,808,706
As of December	1,021,266,631		917,913,428
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	1,627,357,020		1,592,320,380
Increase (decrease) through net exchange differences, property, plant and equipment	(49,449,703)		(29,900,847)
Write-downs (reversals of write-downs) of property, plant and equipment	(21,204,715)		(6,097,568)
Others increase (decreased)	(17,011,988)		(47,002,115)
Increase (decrease) through other changes, property, plant and equipment	(17,011,988)		(47,002,115)
As of December	1,779,024,076		1,627,357,020
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(709,443,592)		(688,215,658)
Write-downs (reversals of write-downs) of property, plant and equipment	19,278,138		5,529,980
Others increase (decreased)	11,922,023		45,096,915
Increase (decrease) through other changes, property, plant and equipment	11,922,023		45,096,915
As of December	(757,757,445)		(709,443,592)
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	430,751,841		422,430,564
Additions	0		0
Additions of historic cost by business combination	12,734,666
Additions of acumulated depreciation by business combination	(762,783)
Transfers	39,838,515		29,368,004
Increase (decrease) through net exchange differences, property, plant and equipment	707,133		609,002
Capitalized interests	0		0
Depreciation, property, plant and equipment	(17,056,082)		(16,782,519)
Others increase (decreased)	26,611,361	[1]	(101,686)
Increase (decrease) through other changes, property, plant and equipment	26,611,361	[1]	(101,686)
Changes	53,859,800		8,321,277
As of December	484,611,641		430,751,841
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	608,854,028		584,830,357
Increase (decrease) through net exchange differences, property, plant and equipment	(5,754,382)		(4,642,067)
Write-downs (reversals of write-downs) of property, plant and equipment	(72,907)		(144,577)
Others increase (decreased)	(2,476,636)		(434,512)
Increase (decrease) through other changes, property, plant and equipment	(2,476,636)		(434,512)
As of December	679,853,030		608,854,028
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(178,102,187)		(162,399,793)
Write-downs (reversals of write-downs) of property, plant and equipment	5,707		122,890
Others increase (decreased)	85,208		326,742
Increase (decrease) through other changes, property, plant and equipment	85,208		326,742
As of December	(195,241,389)		(178,102,187)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	205,529,895		194,156,914
Additions	0		0
Additions of historic cost by business combination	7,481,173
Additions of acumulated depreciation by business combination	(7,432,623)
Transfers	45,234,574		43,963,753
Increase (decrease) through net exchange differences, property, plant and equipment	6,290,990		4,833,334
Capitalized interests	0		0
Depreciation, property, plant and equipment	(27,288,968)		(28,140,337)
Others increase (decreased)	31,138,091	[1]	1,048,526
Increase (decrease) through other changes, property, plant and equipment	31,138,091	[1]	1,048,526
Changes	39,915,262		11,372,981
As of December	245,445,157		205,529,895
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	485,770,049		453,735,402
Increase (decrease) through net exchange differences, property, plant and equipment	(14,801,093)		(10,260,721)
Write-downs (reversals of write-downs) of property, plant and equipment	(2,578,367)		(681,120)
Others increase (decreased)	(790,001)		(322,483)
Increase (decrease) through other changes, property, plant and equipment	(790,001)		(322,483)
As of December	551,888,633		485,770,049
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(280,240,154)		(259,578,488)
Write-downs (reversals of write-downs) of property, plant and equipment	2,397,406		609,546
Others increase (decreased)	264,080		322,483
Increase (decrease) through other changes, property, plant and equipment	264,080		322,483
As of December	(306,443,476)		(280,240,154)
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January	72,792,316		80,476,665
Additions	0		0
Additions of historic cost by business combination	4,940,095
Additions of acumulated depreciation by business combination	(2,384,378)
Transfers	26,616,253		20,642,995
Increase (decrease) through net exchange differences, property, plant and equipment	12,688,447		6,522,113
Capitalized interests	0		0
Depreciation, property, plant and equipment	(23,911,356)		(23,072,705)
Others increase (decreased)	19,091,618	[1]	18,981
Increase (decrease) through other changes, property, plant and equipment	19,091,618	[1]	18,981
Changes	14,372,490		(7,684,349)
As of December	87,164,806		72,792,316
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	159,541,057		196,174,306
Increase (decrease) through net exchange differences, property, plant and equipment	(20,321,228)		(10,182,025)
Write-downs (reversals of write-downs) of property, plant and equipment	(3,449,791)		(2,192,467)
Others increase (decreased)	(5,687,343)		(45,081,934)
Increase (decrease) through other changes, property, plant and equipment	(5,687,343)		(45,081,934)
As of December	180,757,354		159,541,057
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(86,748,741)		(115,697,641)
Write-downs (reversals of write-downs) of property, plant and equipment	2,541,051		1,942,571
Others increase (decreased)	4,249,122		43,718,122
Increase (decrease) through other changes, property, plant and equipment	4,249,122		43,718,122
As of December	(93,592,548)		(86,748,741)
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	47,659,232		42,729,268
Additions	0		0
Additions of historic cost by business combination	3,656,444
Additions of acumulated depreciation by business combination	(2,509,968)
Transfers	16,798,523		18,784,331
Increase (decrease) through net exchange differences, property, plant and equipment	5,358,799		3,733,259
Capitalized interests	0		0
Depreciation, property, plant and equipment	(14,882,856)		(13,920,736)
Others increase (decreased)	2,850,058	[1]	7,257
Increase (decrease) through other changes, property, plant and equipment	2,850,058	[1]	7,257
Changes	4,562,905		4,929,964
As of December	52,222,137		47,659,232
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	142,280,575		129,190,151
Increase (decrease) through net exchange differences, property, plant and equipment	(6,309,411)		(3,613,420)
Write-downs (reversals of write-downs) of property, plant and equipment	(13,306,471)		(2,301,087)
Others increase (decreased)	(2,573,198)		(27,295)
Increase (decrease) through other changes, property, plant and equipment	(2,573,198)		(27,295)
As of December	143,550,263		142,280,575
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(94,621,343)		(86,460,883)
Write-downs (reversals of write-downs) of property, plant and equipment	13,063,328		2,241,388
Others increase (decreased)	2,417,657		26,267
Increase (decrease) through other changes, property, plant and equipment	2,417,657		26,267
As of December	(91,328,126)		(94,621,343)
Assets under contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	108,606,889		114,775,040
Additions	123,230,196		118,850,131
Additions of historic cost by business combination	99,432
Additions of acumulated depreciation by business combination	0
Transfers	(137,622,837)		(124,150,216)
Increase (decrease) through net exchange differences, property, plant and equipment	0		0
Capitalized interests	609,921		1,042,045
Depreciation, property, plant and equipment	0		0
Others increase (decreased)	4,240,542	[1]	(1,189,435)
Increase (decrease) through other changes, property, plant and equipment	4,240,542	[1]	(1,189,435)
Changes	(11,178,682)		(6,168,151)
As of December	97,428,207		108,606,889
Assets under contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	108,606,889		114,775,040
Increase (decrease) through net exchange differences, property, plant and equipment	(1,509,220)		(720,676)
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	(226,716)		0
Increase (decrease) through other changes, property, plant and equipment	(226,716)		0
As of December	97,428,207		108,606,889
Assets under contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	0		0
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	0		0
Increase (decrease) through other changes, property, plant and equipment	0		0
As of December	0		0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January	25,289,521		21,486,882
Additions	0		0
Additions of historic cost by business combination	824,392
Additions of acumulated depreciation by business combination	(752,521)
Transfers	6,919,683		10,802,816
Increase (decrease) through net exchange differences, property, plant and equipment	285,779		92,238
Capitalized interests	0		0
Depreciation, property, plant and equipment	(6,023,071)		(6,262,416)
Others increase (decreased)	297,792	[1]	(35,064)
Increase (decrease) through other changes, property, plant and equipment	297,792	[1]	(35,064)
Changes	350,968		3,802,639
As of December	25,640,489		25,289,521
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	79,120,713		70,251,593
Increase (decrease) through net exchange differences, property, plant and equipment	(583,483)		(379,481)
Write-downs (reversals of write-downs) of property, plant and equipment	(1,797,179)		(778,317)
Others increase (decreased)	(4,051,693)		(614,206)
Increase (decrease) through other changes, property, plant and equipment	(4,051,693)		(614,206)
As of December	80,841,052		79,120,713
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(53,831,192)		(48,764,711)
Write-downs (reversals of write-downs) of property, plant and equipment	1,270,646		613,585
Others increase (decreased)	3,960,623		363,484
Increase (decrease) through other changes, property, plant and equipment	3,960,623		363,484
As of December	(55,200,563)		(53,831,192)
Assets under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
As of January	12,392,989		12,575,574
Additions	0		0
Additions of historic cost by business combination	0
Additions of acumulated depreciation by business combination	0
Transfers	0		0
Increase (decrease) through net exchange differences, property, plant and equipment	2,406		519
Capitalized interests	0		0
Depreciation, property, plant and equipment	(21,175)		(43,108)
Others increase (decreased)	(43,183)	[1]	(138,391)
Increase (decrease) through other changes, property, plant and equipment	(43,183)	[1]	(138,391)
Changes	(72,929)		(182,585)
As of December	12,320,060		12,392,989
Assets under finance lease | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	13,816,109		13,926,785
Increase (decrease) through net exchange differences, property, plant and equipment	(10,977)		(1,605)
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	0		0
Increase (decrease) through other changes, property, plant and equipment	0		0
As of December	13,842,797		13,816,109
Assets under finance lease | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(1,423,120)		(1,351,211)
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	0		0
Increase (decrease) through other changes, property, plant and equipment	0		0
As of December	(1,522,737)		(1,423,120)
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January	14,890,745		15,473,815
Additions	0		0
Additions of historic cost by business combination	0
Additions of acumulated depreciation by business combination	0
Transfers	2,215,289		588,317
Increase (decrease) through net exchange differences, property, plant and equipment	92,393		54,154
Capitalized interests	0		0
Depreciation, property, plant and equipment	(1,017,002)		(1,002,696)
Others increase (decreased)	673,686	[1]	59,875
Increase (decrease) through other changes, property, plant and equipment	673,686	[1]	59,875
Changes	1,543,389		(583,070)
As of December	16,434,134		14,890,745
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	29,367,600		29,436,746
Increase (decrease) through net exchange differences, property, plant and equipment	(159,909)		(100,852)
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	(1,206,401)		(521,685)
Increase (decrease) through other changes, property, plant and equipment	(1,206,401)		(521,685)
As of December	30,862,740		29,367,600
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(14,476,855)		(13,962,931)
Write-downs (reversals of write-downs) of property, plant and equipment	0		0
Others increase (decreased)	945,333		339,817
Increase (decrease) through other changes, property, plant and equipment	945,333		339,817
As of December	$ (14,428,606)		$ (14,476,855)

[1]	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”. See Note 4 - Accounting changes, letter b).